BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
BORROWINGS

8. BORROWINGS

The Group's bank borrowings consisted of the following:

	December 31,
	2011	2012
Short-term bank borrowings	$52,334,370	$49,748,800
Long-term bank borrowings, current portion	59,470,875	69,006,400
Other short-term borrowing	-	1,524,560

Total borrowings, current	111,805,245	120,279,760
Long-term bank borrowings, non-current portion	165,646,211	187,520,880

Total	$277,451,456	$307,800,640

Short-term borrowings

The Group's short-term bank borrowing consisted of the following:

	December 31,
	2011	2012
Short-term borrowing guaranteed by Daqo Group	$9,515,340	$1,604,800
Short-term borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	42,819,030	48,144,000

Total	$52,334,370	$49,748,800

The Company has short-term bank facilities of $17,444,790 and $nil with various banks available as of December 31, 2011 and 2012, respectively.

The interest rate on the short-term bank borrowing was 6.6% and 7.00% as of December 31, 2011 and 2012. The other short term borrowing was discounted bank notes which had recourse to the Company.

Long-term borrowings

The major bank borrows are as follows:

On October 8, 2007, Daqo New Material entered into a seven-year long term bank borrowing agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $63.4 million (RMB400 million), bearing standard five-year long term interest rate issued by People's Bank of China. The borrowing is guaranteed by Daqo Group. As of December 31, 2012, Daqo New Material had drawn down $63.4 million (RMB400 million), repaid $41.7 million (RMB260 million) and had no facility available for future draw down. There are no financial covenants associated with the facility.

On January 21, 2009, Chongqing Daqo entered into a six-year long term facility agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $63.4 million (RMB400 million), bearing standard five-year long term interest rate issued by People's Bank of China. The borrowing is guaranteed by Daqo Group. As of December 31, 2012, Chongqing Daqo had drawn down $63.4 million (RMB400 million), repaid $45.3 million (RMB282 million) and had no facility available for future draw down. There are no financial covenants associated with the facility.

On September 28, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Huaxia Bank with maximum amount of $63.4 million (RMB400 million). Chongqing Daqo drew down $60.2 million (RMB380 million), including: $20.6 million (RMB130 million) with fixed interest rate of 6.65%, which is designated for working capital and $39.6 million (RMB250 million) with fixed interest rate of 6.9% which is restricted to the purchase of fixed assets. Chongqing Daqo used the remaining facility of $3.2 million (RMB20 million) through use of bank acceptance notes. Chongqing Daqo repaid $6.5 million in 2012 and had no facility available for future draw down as of December 31, 2012. This credit facility is guaranteed by Daqo Group and also collateralized by Chongqing Daqo's land use right and property, plant and equipment, which has a book value of $8.4 million (RMB52 million). The facility contains a covenant which requires the Company to maintain a certain debt to asset ratio, which Chongqing Daqo was in compliance with as of December 31, 2012.

On September 30, 2011, Xinjiang Daqo entered into a six-year bank borrowing agreement with Bank of China. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount of $155.4 million (RMB980 million) and bears interest at standard five-year long term interest rate issued by People's Bank of China plus 5%. The borrowing contains a debt to asset ratio financial covenant, which Xinjiang Daqo was in compliance with as of December 31, 2012. The borrowing is guaranteed by Daqo Group, Daqo New Material, two affiliated companies under Daqo Group and Mr. Guangfu Xu. As of December 31, 2012, Xinjiang Daqo had drawn down $120 million (RMB750 million) and had $36 million (RMB230 million) facility available for future draw down. The loan was in compliance with the covenants as of December 31, 2012.

On October 26, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $38.9 million (RMB 245.5 million) and bears interest at three to five-year long term interest rate issued by People's Bank of China plus 10%. The borrowing is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu. As of December 31, 2012, Chongqing Daqo had drawn down $38.9 million (RMB 245.5 million) and repaid $9.1 million (RMB 60 million). There are no financial covenants associated with the facility.

The weighted average interest rate as of December 31, 2011 and 2012 for the Group's long-term bank borrowings was 6.93% and 6.90%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2012 are as follows:

December 31,	Amount
2013	$69,006,400
2014	60,629,344
2015	70,723,536
2016	56,168,000

Total	$256,527,280